Supplemental Guarantor Information (Tables)	3 Months Ended
Mar. 31, 2017
Supplemental Guarantor Information [Abstract]
Supplemental Condensed Consolidating Balance Sheet [Table Text Block]

	March 31, 2017
	NWHM Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated NWHM
	(Dollars in thousands)
Assets
Cash and cash equivalents	$68,311	$41,568	$234	$—	$110,113
Restricted cash	—	209	—	—	209
Contracts and accounts receivable	18	27,669	—	(2,005)	25,682
Intercompany receivables	81,747	—	—	(81,747)	—
Due from affiliates	—	418	—	38	456
Real estate inventories	—	321,994	—	—	321,994
Investment in and advances to unconsolidated joint ventures	—	54,204	—	—	54,204
Investment in subsidiaries	323,883	—	—	(323,883)	—
Other assets	14,098	12,147	—	(1,138)	25,107
Total assets	$488,057	$458,209	$234	$(408,735)	$537,765

Liabilities and equity
Accounts payable	$904	$37,176	$2	$—	$38,082
Accrued expenses and other liabilities	—	15,398	129	(3,088)	12,439
Intercompany payables	—	81,747	—	(81,747)	—
Due to affiliates	—	17	—	(17)	—
Senior notes, net	241,738	—	—	—	241,738
Total liabilities	242,642	134,338	131	(84,852)	292,259
Stockholders' equity	245,415	323,871	12	(323,883)	245,415
Noncontrolling interest	—	—	91	—	91
Total equity	245,415	323,871	103	(323,883)	245,506
Total liabilities and equity	$488,057	$458,209	$234	$(408,735)	$537,765

	December 31, 2016
	NWHM Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated NWHM
	(Dollars in thousands)
Assets
Cash and cash equivalents	$16,385	$13,842	$269	$—	$30,496
Restricted cash	—	585	—	—	585
Contracts and accounts receivable	30	29,774	—	(1,971)	27,833
Intercompany receivables	73,972	—	—	(73,972)	—
Due from affiliates	—	1,138	—	—	1,138
Real estate inventories	—	286,928	—	—	286,928
Investment in and advances to unconsolidated joint ventures	—	50,857	—	—	50,857
Investment in subsidiaries	268,411	—	—	(268,411)	—
Other assets	9,381	11,918	—	—	21,299
Total assets	$368,179	$395,042	$269	$(344,354)	$419,136

Liabilities and equity
Accounts payable	$167	$32,900	$27	$—	$33,094
Accrued expenses and other liabilities	5,489	19,763	108	(1,942)	23,418
Intercompany payables	—	73,972	—	(73,972)	—
Due to affiliates	—	29	—	(29)	—
Unsecured revolving credit facility	118,000	—	—	—	118,000
Total liabilities	123,656	126,664	135	(75,943)	174,512
Stockholders' equity	244,523	268,378	33	(268,411)	244,523
Noncontrolling interest	—	—	101	—	101
Total equity	244,523	268,378	134	(268,411)	244,624
Total liabilities and equity	$368,179	$395,042	$269	$(344,354)	$419,136

Supplemental Condensed Consolidating Statement of Operations [Table Text Block]

	Three Months Ended March 31, 2017
	NWHM Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated NWHM
	(Dollars in thousands)
Revenues:
Home sales	$—	$69,406	$—	$—	$69,406
Fee Building	—	55,617	—	—	55,617
	—	125,023	—	—	125,023
Cost of Sales:
Home sales	—	60,034	31	—	60,065
Fee building	490	53,436	—	—	53,926
	490	113,470	31	—	113,991
Gross Margin:
Home sales	—	9,372	(31)	—	9,341
Fee building	(490)	2,181	—	—	1,691
	(490)	11,553	(31)	—	11,032
Selling and marketing expenses	—	(5,001)	—	—	(5,001)
General and administrative expenses	(779)	(4,311)	—	—	(5,090)
Equity in net income of unconsolidated joint ventures	—	306	—	—	306
Equity in net income (loss) of subsidiaries	1,672	—	—	(1,672)	—
Other income (expense), net	18	95	—	—	113
Income (loss) before income taxes	421	2,642	(31)	(1,672)	1,360
Benefit (provision) for income taxes	425	(949)	—	—	(524)
Net income (loss)	846	1,693	(31)	(1,672)	836
Net loss attributable to noncontrolling interest	—	—	10	—	10
Net income (loss) attributable to The New Home Company Inc.	$846	$1,693	$(21)	$(1,672)	$846

	Three Months Ended March 31, 2016
	NWHM Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated NWHM
	(Dollars in thousands)
Revenues:
Home sales	$—	$38,496	$3,807	$—	$42,303
Fee Building	—	43,052	—	(115)	42,937
	—	81,548	3,807	(115)	85,240
Cost of Sales:
Home sales	—	33,270	3,400	—	36,670
Fee building	470	40,444	—	—	40,914
	470	73,714	3,400	—	77,584
Gross Margin:
Home sales	—	5,226	407	—	5,633
Fee building	(470)	2,608	—	(115)	2,023
	(470)	7,834	407	(115)	7,656
Selling and marketing expenses	—	(3,018)	(458)	—	(3,476)
General and administrative expenses	(3,183)	(1,992)	—	—	(5,175)
Equity in net loss of unconsolidated joint ventures	—	(7)	—	—	(7)
Equity in net income (loss) of subsidiaries	1,605	—	—	(1,605)	—
Other income (expense), net	18	(140)	(102)	115	(109)
(Loss) income before income taxes	(2,030)	2,677	(153)	(1,605)	(1,111)
Benefit (provision) for income taxes	1,216	(974)	—	—	242
Net (loss) income	(814)	1,703	(153)	(1,605)	(869)
Net loss attributable to noncontrolling interest	—	—	55	—	55
Net (loss) income attributable to The New Home Company Inc.	$(814)	$1,703	$(98)	$(1,605)	$(814)

Supplemental Condensed Consolidated Statement of Cash Flows [Table Text Block]

	Three Months Ended March 31, 2017
	NWHM Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated NWHM
	(Dollars in thousands)
Net cash used in operating activities	$(16,972)	$(22,276)	$(35)	$(148)	$(39,431)
Investing activities:
Purchases of property and equipment	(24)	(26)	—	—	(50)
Contributions and advances to unconsolidated joint ventures	—	(3,796)	—	—	(3,796)
Contributions to subsidiaries from corporate	(57,100)	—	—	57,100	—
Distributions of capital from subsidiaries	3,152			(3,152)	—
Distributions of capital from unconsolidated joint ventures	—	24	—	—	24
Net cash (used in) provided by investing activities	$(53,972)	$(3,798)	$—	$53,948	$(3,822)
Financing activities:
Proceeds from senior notes	247,402	—	—	—	247,402
Borrowings from credit facility	72,000	—	—	—	72,000
Repayments of credit facility	(190,000)	—	—	—	(190,000)
Payment of debt issuance costs	(5,967)	—	—	—	(5,967)
Contributions to subsidiaries from corporate	—	57,100	—	(57,100)	—
Distributions to corporate from subsidiaries	—	(3,300)	—	3,300	—
Minimum tax withholding paid on behalf of employees for stock awards	(565)	—	—	—	(565)
Net cash provided by (used in) financing activities	$122,870	$53,800	$—	$(53,800)	$122,870
Net increase (decrease) in cash and cash equivalents	51,926	27,726	(35)	—	79,617
Cash and cash equivalents – beginning of period	16,385	13,842	269	—	30,496
Cash and cash equivalents – end of period	$68,311	$41,568	$234	$—	$110,113

	Three Months Ended March 31, 2016
	NWHM Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated NWHM
	(Dollars in thousands)
Net cash (used in) provided by operating activities	$(17,812)	$(85,358)	$2,599	$(195)	$(100,766)
Investing activities:
Purchases of property and equipment	(100)	(74)	—	—	(174)
Contributions and advances to unconsolidated joint venture	—	(4,327)	—	—	(4,327)
Contributions to subsidiaries from corporate	(103,905)	—	—	103,905	—
Distributions of capital from subsidiaries	7,806	—	—	(7,806)	—
Distributions of capital from unconsolidated joint ventures	—	3,531	—	—	3,531
Net cash (used in) provided by investing activities	$(96,199)	$(870)	$—	$96,099	$(970)
Financing activities:
Borrowings from credit facility	115,000	—	—	—	115,000
Borrowings from other notes payable	—	—	339	—	339
Repayments of other notes payable	—	(13,135)	(1,687)	—	(14,822)
Contributions to subsidiaries from corporate	—	103,905	—	(103,905)	—
Distributions to corporate from subsidiaries	—	(8,001)	—	8,001	—
Minimum tax withholding paid on behalf of employees for stock awards	(630)	—	—	—	(630)
Excess income tax provision from stock-based compensation	(97)	—	—	—	(97)
Net cash provided by (used in) financing activities	$114,273	$82,769	$(1,348)	$(95,904)	$99,790
Net increase (decrease) in cash and cash equivalents	262	(3,459)	1,251	—	(1,946)
Cash and cash equivalents – beginning of period	18,129	27,140	605	—	45,874
Cash and cash equivalents – end of period	$18,391	$23,681	$1,856	$—	$43,928